Offsetting Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	£ 21,965	£ 38,609
Amounts offset, Assets	(4,343)	(9,312)
Net amounts reported on the balance sheet, Assets	17,622	29,297
Financial instruments, Assets	(1,189)	(911)
Financial collateral, Assets	(12,941)	(21,310)
Net amount, Assets	3,492	7,076
Assets not subject to enforceable netting arrangements, Assets	208,007	204,140
Balance sheet total, Assets	225,629	233,437
Gross amounts, Liabilities	24,481	36,753
Amounts offset, Liabilities	(4,343)	(9,312)
Net amounts reported on the balance sheet, Liabilities	20,138	27,441
Financial instruments, Liabilities	(1,189)	(911)
Financial collateral, Liabilities	(11,224)	(16,772)
Net amount, Liabilities	7,725	9,758
Assets not subject to enforceable netting arrangements, Liabilities	219,138	206,084
Balance sheet total, Liabilities	239,276	233,525
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	2,832	5,071
Amounts offset, Assets	(1,221)	(1,754)
Net amounts reported on the balance sheet, Assets	1,611	3,317
Financial instruments, Assets	(754)	(782)
Financial collateral, Assets	(693)	(1,840)
Net amount, Assets	164	695
Assets not subject to enforceable netting arrangements, Assets	72	89
Balance sheet total, Assets	1,683	3,406
Amortised cost
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	14,882	26,084
Amounts offset, Assets	(2,199)	(6,485)
Net amounts reported on the balance sheet, Assets	12,683	19,599
Financial instruments, Assets	(435)	(129)
Financial collateral, Assets	(12,248)	(19,470)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	12,683	19,599
Gross amounts, Liabilities	13,917	22,333
Amounts offset, Liabilities	(2,199)	(6,485)
Net amounts reported on the balance sheet, Liabilities	11,718	15,848
Financial instruments, Liabilities	(435)	(129)
Financial collateral, Liabilities	(11,283)	(15,719)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	11,718	15,848
Fair value
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	0	0
Amounts offset, Assets	0	0
Net amounts reported on the balance sheet, Assets	0	0
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	0	0
Gross amounts, Liabilities	0	0
Amounts offset, Liabilities	0	0
Net amounts reported on the balance sheet, Liabilities	0	0
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	0	0
Loans and advances to customers
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	4,251	7,454
Amounts offset, Assets	(923)	(1,073)
Net amounts reported on the balance sheet, Assets	3,328	6,381
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	3,328	6,381
Assets not subject to enforceable netting arrangements, Assets	207,935	204,051
Balance sheet total, Assets	211,263	210,432
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	1,955	3,261
Amounts offset, Liabilities	(1,221)	(1,754)
Net amounts reported on the balance sheet, Liabilities	734	1,507
Financial instruments, Liabilities	(754)	(782)
Financial collateral, Liabilities	59	(551)
Net amount, Liabilities	39	174
Assets not subject to enforceable netting arrangements, Liabilities	43	77
Balance sheet total, Liabilities	777	1,584
Deposits by customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	8,609	11,159
Amounts offset, Liabilities	(923)	(1,073)
Net amounts reported on the balance sheet, Liabilities	7,686	10,086
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	(502)
Net amount, Liabilities	7,686	9,584
Assets not subject to enforceable netting arrangements, Liabilities	219,095	206,007
Balance sheet total, Liabilities	£ 226,781	£ 216,093